Dividends to shareholders (Tables)	12 Months Ended
Dec. 31, 2024
Dividends to shareholders
Summary of dividends to shareholders

	2024	2023	2022	2024	2023	2022
	Per share	Per share	Per share	$m	$m	$m
Second interim (March 2024)	$1.97	$1.97	$1.97	3,052	3,047	3,046
First interim (September 2024)	$1.00	$0.93	$0.93	1,550	1,440	1,440
Total	$2.97	$2.90	$2.90	4,602	4,487	4,486

Reconciliation of dividends paid

	2024	2023	2022
	$m	$m	$m
Dividends charged to equity	4,602	4,487	4,486
Exchange losses on payment of dividend	3	5	5
Hedge contracts relating to payment of dividends (Consolidated Statement of Cash Flows)	16	(19)	(127)
Dividends paid to non-controlling interests	4	4	–
Net movement of unclaimed dividends in the year	4	4	–
Dividends paid (Consolidated Statement of Cash Flows)	4,629	4,481	4,364